SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments 2020	$ 11,306	$ 22,930
Future Interest Payments 2020	968	1,070
Total Payments 2020	12,274	24,000
Future Minimum Lease Payments 2021	14,694	10,743
Future Interest Payments 2021	1,006	1,257
Total Payments 2021	15,700	12,000
Future Minimum Lease Payments 2022	3,234
Future Interest Payments 2022	452
Total Payments 2022	3,686
Future Minimum Lease Payments 2023	1,808
Future Interest Payments 2023	174
Total Payments 2023	1,982
Future Minimum Lease Payments 2024	437
Future Interest Payments 2024	21
Total Payments 2024	458
Future Minimum Lease Payments 2025
Future Interest Payments 2025
Total Payments 2025
Future Minimum Lease Payments Thereafter
Future Interest Payments Thereafter
Total Payments Thereafter
Future Minimum Lease Payments Total	31,479	33,673
Future Interest Payments Total	2,621	2,327
Total	34,100	36,000
2020	12,515	23,201
2021	22,760	18,560
2022	2,756	2,780
2023	2,019	2,291
2024	2,003	2,292
2025	1,355	2,296
Thereafter	3,413	1,629
Total	$ 46,821	$ 53,049